DERIVATIVE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)
Derivative Instrument US Bond Obligations | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	$ 9,340,963		$ 9,752,973
Derivative Instrument US Bond Obligations | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	75,297,737		34,239,224
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	170,143,055		192,844,908
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Second Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	$ 112,175,058		$ 54,252,995
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities		$ 360.0
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities		300.0
Derivative Instrument Raw Material Purchases | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount		$ 80.2		$ 70.2